Income (Loss) before Income Taxes from Continuing Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Income Before Income Taxes [Line Items]
Non - PRC	$ (1,757)	$ (2,003)	$ (1,252)
PRC	29,218	19,364	11,825
Income before income taxes	$ 27,461	$ 17,361	$ 10,573